Capital Stock (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2022, 2021, and 2020, are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	5,449	9.90	5,584	10.02	6,075	10.77
Granted	1,490	2.88	—	—	—	—
Exercised	(205)	3.98	—	—	—	—
Forfeited / expired	(526)	26.59	(135)	14.22	(491)	19.35
Outstanding – end of year	6,208	6.99	5,449	9.90	5,584	10.02
Exercisable – end of year	4,952	8.03	4,690	10.86	3,490	13.17

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2022, 2021 and 2020, are as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	759	1.53	2,094	1.97	3,510	2.26
Granted	1,490	1.16	—	—	—	—
Vested	(853)	0.65	(1,309)	2.22	(1,384)	2.64
Forfeited	(141)	6.03	(26)	1.73	(32)	4.71
Outstanding non-vested stock options – end of year	1,255	1.16	759	1.53	2,094	1.97

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2022 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	3,812	7.3	3.54	2,556	6.2	3.86
$5.00 – $9.99	1,586	4.1	8.95	1,586	4.1	8.95
$10.00 – $19.99	580	3.8	10.18	580	3.8	10.18
$20.00 – $59.99	230	1.7	42.73	230	1.7	42.73
	6,208	6.0	6.99	4,952	5.1	8.03